Leases Finance Lease Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Finance Leased Assets [Line Items]
Finance Lease, Liability	$ 396,072	$ 414,788
Current obligations related to finance leases (note 7)	26,794	25,357
Long-term obligations related to finance leases (note 7)	$ 369,278	$ 389,431